UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York           February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:   $42,053

                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                Name

(1)  028-10548                      SLS Offshore Fund, Ltd.
(2)  028-13248                      SLS Investors, LP


                                                    FORM 13F INFORMATION TABLE
                                                       SLS MANAGEMENT, LLC




COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6        COLUMN 7      COLUMN 8
                                                      VALUE     SHS OR     SH/  PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT    PRN  CALL  DISCRETION      MGRS      SOLE    SHARED  NONE
BURGER KING HLDGS INC      COM             121208201  5,206     276,600    SH         SHARED-DEFINED  (1), (2)   276,600
GAP INC DEL                COM             364760108  2,668     127,350    SH         SHARED-DEFINED  (1), (2)   127,350
GOLDMAN SACHS GROUP INC    COM             38141G104  2,583      15,300    SH         SHARED-DEFINED  (1), (2)    15,300
GOODYEAR TIRE & RUBR CO    COM             382550101  2,463     174,700    SH         SHARED-DEFINED  (1), (2)   174,700
HEWITT ASSOCS INC          COM             42822Q100  3,575      84,585    SH         SHARED-DEFINED  (1), (2)    84,585
HOME BANCSHARES INC        COM             436893200    650      27,000    SH         SHARED-DEFINED  (1), (2)    27,000
HUMANA INC                 COM             444859102  5,495     125,200    SH         SHARED-DEFINED  (1), (2)   125,200
LAS VEGAS SANDS CORP       COM             517834107  1,860     124,500    SH         SHARED-DEFINED  (1), (2)   124,500
LINCOLN NATL CORP IND      COM             534187109  3,112     125,100    SH         SHARED-DEFINED  (1), (2)   125,100
PEPSICO INC                COM             713448108  1,605      26,400    SH         SHARED-DEFINED  (1), (2)    26,400
PROSPERITY BANCSHARES INC  COM             743606105    664      16,400    SH         SHARED-DEFINED  (1), (2)    16,400
RESEARCH IN MOTION LTD     COM             760975102  2,627      38,900    SH         SHARED-DEFINED  (1), (2)    38,900
SIGNATURE BK NEW YORK N Y  COM             82669G104    651      20,400    SH         SHARED-DEFINED  (1), (2)    20,400
SOLUTIA INC                COM NEW         834376501  2,926     230,400    SH         SHARED-DEFINED  (1), (2)   230,400
TERRA INDS INC             COM             880915103  1,921      59,673    SH         SHARED-DEFINED  (1), (2)    59,673
VALIDUS HOLDINGS LTD       COM SHS         G9319H102  2,737     101,600    SH         SHARED-DEFINED  (1), (2)   101,600
WENDYS ARBYS GROUP INC     COM             950587105  1,310     279,400    SH         SHARED-DEFINED  (1), (2)   279,400




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